July 21, 2004

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS DISCIPLINED STOCK FUND
Supplement to Prospectus
Dated March 1, 2004

At a meeting of the Board of Directors held on July 20, 2004, the Board approved a proposal to change the fund’s investment objective. Accordingly, effective on or about October 1, 2004, the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s new investment objective, as with the old objective, may be changed without shareholder approval.

July 21, 2004

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS PREMIER LARGE COMPANY STOCK FUND
Supplement to Prospectus
Dated March 1, 2004

At a meeting of the Board of Directors held on July 20, 2004, the Board approved a proposal to change the fund’s investment objective. Accordingly, effective on or about October 1, 2004, the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s new investment objective, as with the old objective, may be changed without shareholder approval.

July 21, 2004

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS PREMIER MIDCAP STOCK FUND
Supplement to Prospectus
Dated March 1, 2004

     At a meeting of the Board of Directors held on July 20, 2004, the Board approved a proposal to change the fund’s investment objective. Accordingly, effective on or about October 1, 2004, the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s new investment objective, as with the old objective, may be changed without shareholder approval.

July 21, 2004

THE DREYFUS/LAUREL FUNDS, INC.
DREYFUS PREMIER SMALL CAP VALUE FUND
Supplement to Prospectus
Dated March 1, 2004

At a meeting of the Board of Directors held on July 20, 2004, the Board approved a proposal to change the fund’s investment objective. Accordingly, effective on or about October 1, 2004, the fund’s new investment objective will be to seek capital appreciation. To pursue its new investment objective, the fund will continue to employ a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund’s new investment objective, as with the old objective, may be changed without shareholder approval.